Stock-Based Compensation - Option Activity (Details) - Common Class B - Marketwise, LLC - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Unvested, beginning balance (in shares)	75,044	77,981	55,000
Granted (in shares)	17,690	62,676	59,099
Vested (in shares)	(29,848)	(65,613)	(36,118)
Unvested, ending balance (in shares)	62,886	75,044	77,981